Equity (Schedule of Reclassifications out of AOCI by Component Net of Tax) (Detail) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		$ 3,210	$ 3,179	$ 2,813	$ 3,384	$ 3,086	$ 3,132	$ 2,598	$ 2,921	$ 12,586	[1]	$ 11,737	[1]	$ 11,683	[1]
Other income	[1]									358		429		312
Purchased gas										(701)		(459)		(551)
Electric fuel and other energy-related purchases										(2,301)		(2,333)		(2,725)
Interest and related charges										(1,205)		(1,010)		(904)
Impairment										(23)		(23)		(31)
Income from operations before income tax expense										3,090		2,867		2,828
Income tax expense										30		(655)		(905)
Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		501	401	422	490	457	382	368	431	1,814	[2]	1,638	[2]	1,716	[2]
Other income										104		87		63
Purchased gas	[2]									(132)		(109)		(133)
Interest and related charges	[2]									(97)		(94)		(73)
Income from operations before income tax expense										666		607		740
Income tax expense										(51)		(215)		(283)
Virginia Electric and Power Company
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue		$ 1,824	$ 2,154	$ 1,747	$ 1,831	$ 1,711	$ 2,211	$ 1,776	$ 1,890	7,556		7,588		7,622
Other income										76		56		68
Electric fuel and other energy-related purchases	[3]									(1,909)		(1,973)		(2,320)
Interest and related charges	[3]									(494)		(461)		(443)
Impairment										(2)		(3)		(4)
Income from operations before income tax expense										2,314		1,945		1,746
Income tax expense										(774)		(727)		$ (659)
Deferred (gains) and losses on derivatives-hedging activities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense										(47)		(259)
Income tax expense										18		100
Income from continuing operations including noncontrolling interests										(29)		(159)
Deferred (gains) and losses on derivatives-hedging activities: | Commodity | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue										(81)		(330)
Purchased gas										2		13
Electric fuel and other energy-related purchases												10
Deferred (gains) and losses on derivatives-hedging activities: | Interest rate | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										52		31
Deferred (gains) and losses on derivatives-hedging activities: | Foreign currency | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										(20)		17
Deferred (gains) and losses on derivatives-hedging activities: | Dominion Energy Gas Holdings, LLC | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense										(7)		15
Income tax expense										3		(6)
Income from continuing operations including noncontrolling interests										(4)		9
Deferred (gains) and losses on derivatives-hedging activities: | Dominion Energy Gas Holdings, LLC | Commodity | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Operating Revenue										8		(4)
Deferred (gains) and losses on derivatives-hedging activities: | Dominion Energy Gas Holdings, LLC | Interest rate | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										5		2
Deferred (gains) and losses on derivatives-hedging activities: | Dominion Energy Gas Holdings, LLC | Foreign currency | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										(20)		17
Deferred (gains) and losses on derivatives-hedging activities: | Virginia Electric and Power Company | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Income from operations before income tax expense										1		1
Income from continuing operations including noncontrolling interests										1		1
Deferred (gains) and losses on derivatives-hedging activities: | Virginia Electric and Power Company | Interest rate | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Interest and related charges										1		1
Unrealized (gains) and losses on investment securities: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities										(81)		(66)
Impairment										23		23
Income from operations before income tax expense										(58)		(43)
Income tax expense										21		15
Income from continuing operations including noncontrolling interests										(37)		(28)
Unrealized (gains) and losses on investment securities: | Virginia Electric and Power Company | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Realized (gain) loss on sale of securities										(9)		(9)
Impairment										2		3
Income from operations before income tax expense										(7)		(6)
Income tax expense										3		2
Income from continuing operations including noncontrolling interests										(4)		(4)
Unrecognized pension and other postretirement benefit costs:
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax										82		56
Unrecognized pension and other postretirement benefit costs, income tax expense										(32)		(22)
Unrecognized pension and other postretirement benefit costs, net of tax										50		34
Unrecognized pension and other postretirement benefit costs: | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										(21)		(15)
Other income										103		71
Unrecognized pension and other postretirement benefit costs: | Dominion Energy Gas Holdings, LLC
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized pension and other postretirement benefit costs, before tax										6		5
Unrecognized pension and other postretirement benefit costs, income tax expense										(2)		(2)
Unrecognized pension and other postretirement benefit costs, net of tax										4		3
Unrecognized pension and other postretirement benefit costs: | Dominion Energy Gas Holdings, LLC | Amounts Reclassified From AOCI
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other income										$ 6		$ 5

[1]	See Note 9 for amounts attributable to related parties.
[2]	See Note 24 for amounts attributable to related parties.
[3]	See Note 24 for amounts attributable to affiliates.